Condensed Consolidated Statements of Net Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 202	$ 316
Research and development expenses	(3,034)	(2,885)
General and administrative expenses	(2,066)	(1,525)
Operating loss	(4,898)	(4,094)
Financial income, net	22	137
Net loss	$ (4,876)	$ (3,957)
Basic net loss per share (in Dollars per share)	$ 0	$ 0
Diluted net loss per share (in Dollars per share)	$ 0	$ 0
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)	3,411,909,670	1,821,304,184
Weighted average number of ordinary shares used in computing diluted net loss per share (in Shares)	3,411,909,670	1,821,304,184